Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts - Cash Flow Hedging [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Fair Valuation Of Swaps And Options [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				$ 849.7
Non- Current Liabilities (Fair Value)
Prepaid expenses and other current assets (Fair Value)
Other Assets (Fair Value)			5,765	78.8
Forward Exchange Derivative Contracts [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				11.2
Non- Current Liabilities (Fair Value)
Prepaid expenses and other current assets (Fair Value)
Other Assets (Fair Value)			21	0.3
Fair Valuation Of Swaps And Forward [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				94.6
Non- Current Liabilities (Fair Value)			251	3.4
Prepaid expenses and other current assets (Fair Value)
Other Assets (Fair Value)
Forward Exchange Derivative Contracts One [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				46.1
Non- Current Liabilities (Fair Value)
Prepaid expenses and other current assets (Fair Value)			38	0.5
Other Assets (Fair Value)
Fair Valuation Of Swaps And Options One [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount		$ 753.9
Non- Current Liabilities (Fair Value) | ₨
Prepaid expenses and other current assets (Fair Value)
Current Liabilities (Fair Value)	1,735	22.9
Other Non-Current Assets (Fair Value)	2,647	34.9
Forward Exchange Derivative Contracts Two [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount		93.8
Non- Current Liabilities (Fair Value)
Prepaid expenses and other current assets (Fair Value)	13	0.2
Current Liabilities (Fair Value)	106	1.4
Other Non-Current Assets (Fair Value)
Fair valuation of swaps and forward One [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount		253.7
Non- Current Liabilities (Fair Value)	7	0.1
Prepaid expenses and other current assets (Fair Value)
Current Liabilities (Fair Value)	658	8.7
Other Non-Current Assets (Fair Value)	₨ 883	$ 11.6